SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Income Taxes (Details) - Learn CW Investment Corporation - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Unrecognized tax benefits	$ 0	$ 0
Accrued interest and penalties	0	0
Cash	$ 205,454	$ 116,234	$ 748,857